Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argentina [member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties	$ 0	$ 0	$ 0
Exploration costs	156	80	44
Development costs	4,370	3,138	1,938
Total costs incurred	4,526	3,218	1,982
Other foreign [Member]
Disclosure of information about consolidated entities [Line Items]
Exploration costs	1	2	2
Total costs incurred	1	2	2
Worldwide [member]
Disclosure of information about consolidated entities [Line Items]
Acquisition of unproved properties	0	0	0
Exploration costs	157	82	46
Development costs	4,370	3,138	1,938
Total costs incurred	$ 4,527	$ 3,220	$ 1,984